EVERGREEN

                               INSTITUTIONAL
                                MONEY MARKET
                                   FUNDS

                         1997 SEMI-ANNUAL REPORT

                     (Evergreen Tree Logo Appears Here)
                                 Since 1932

                                    EVERGREEN

(Evergreen Icon Appears Here)---------------------------------------------------

                               TABLE OF CONTENTS

Evergreen Institutional Money Market Fund Report.....      1
Evergreen Institutional Tax Exempt Money Market Fund
  Report.............................................      2
Evergreen Institutional Treasury Money Market Fund
  Report.............................................      3
Financial Highlights
  EVERGREEN INSTITUTIONAL MONEY
     MARKET FUND.....................................      4
  EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET
     FUND............................................      5
  EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET
     FUND............................................      6
Schedules of Investments
  EVERGREEN INSTITUTIONAL MONEY
     MARKET FUND.....................................      7
  EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET
     FUND............................................     10
  EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET
     FUND............................................     15
Statements of Assets and Liabilities.................     17
Statements of Operations.............................     18
Statements of Changes in Net Assets..................     19
Combined Notes to Financial Statements...............     21

                            ABOUT EVERGREEN KEYSTONE

Since 1971, the Evergreen Funds have been providing investors with a proven, value-driven approach to equity investment management. For over 60 years of changing economic conditions, Keystone has taken pride in helping investors meet their financial goals through a broad range of financial products and services. Combined, Evergreen Keystone offers over 70 funds designed to meet a broad range of objectives, including fixed-income, balanced, growth and income, and aggressive growth. Assets under management total more than $30 billion.

                                    EVERGREEN
                         INSTITUTIONAL MONEY MARKET FUND
----------------------------------------------------(Evergreen Icon Goes Here)

                               MANAGEMENT REPORT
                                  August 1997
Dear Fellow Shareholders:

We are pleased to report on the Evergreen Institutional Money Market Fund for the six-month period ending August 31, 1997.

PERFORMANCE

Institutional Shares returned 2.80% for the six-month period and Institutional Service Shares returned 2.67% for the six-month period.

ECONOMIC AND INTEREST RATE ENVIRONMENT

After more than six years of steady expansion, the U.S. economy continued its strong performance. Unemployment neared 24-year lows, Gross Domestic Product continued to grow, and consumer confidence soared. The fact that inflation remained low, despite exceptional growth and low unemployment, was impressive.

This near-perfect environment was interrupted briefly in March when Federal Reserve Board Chairman, Alan Greenspan recommended a Fed-induced interest rate hike to curb potential inflationary pressure. The Federal Reserve Board responded to inflationary fears on March 25 by increasing the Fed Funds rate 25 basis points, from 5.25% to 5.50%. Subsequently, the economy continued its healthy, non-inflationary pace of growth, allowing the Fed to leave interest rates unchanged during the ensuing five months.

Despite only one instance of Fed intervention, rates experienced volatility throughout the March-through-August period. Interest rates jumped in March, in anticipation of the Fed-induced rate hike, and then declined by 56 basis points over the next two months. As measured by the three-month Treasury Bill, interest rates bottomed out at 4.84% on June 2, then climbed steadily before closing at 5.22% on August 29.

PORTFOLIO COMPOSITION AND STRATEGY

As of August 31, the portfolio was comprised of approximately 18.5% corporates, 23.0% floating rate notes, 58.5% commercial paper and other money market equivalents.

The portfolio maintained a longer maturity structure throughout most of the six-month period, and ended the period with a weighted average maturity of 72 days. An extended maturity structure generally enhances performance during periods of steady, or falling, interest rates. Due primarily to moderate economic growth and contained inflation, we anticipated an environment which would allow interest rates to maintain their low levels.

Consistent with our analysis and despite intermittent volatility, interest rates ended the period almost precisely where they began. Consequently, our strategy proved timely as the portfolio's maturity structure aided performance during the six-month period in which interest rates remained essentially unchanged.

OUTLOOK

The Fund's objective continues to be to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. We feel the Fund's longer average maturity should continue to benefit the portfolio in the coming months.

Going forward, any dips in the market will be viewed as opportunities to buy and to extend the portfolio's average maturity. If interest rates increase in the coming months, the Fund's exposure to higher-yielding instruments will be increased accordingly.

Thank you for your investment in the Evergreen Institutional Money Market Fund.

Sincerely,
/s/ KELLIE ALLEN
KELLIE ALLEN                                 (Photo of Kellie Allen Goes Here)
VICE PRESIDENT,
FIXED INCOME PORTFOLIO MANAGER

AN INVESTMENT IN THE FUND IS NEITHER INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NAV OF $1.00 PER SHARE.

                                    EVERGREEN
                    INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
(Evergreen Icon Appears Here)---------------------------------------------------

                               MANAGEMENT REPORT
                                  August 1997

Dear Fellow Shareholders:

We are pleased to report on the Evergreen Institutional Tax-Exempt Money Market Fund for the six-month period ending August 31, 1997.

PERFORMANCE

Institutional Shares returned 1.83% for the six-month period and Institutional Service Shares returned 1.70% for the six-month period.

ECONOMIC AND INTEREST RATE ENVIRONMENT

After more than six years of steady expansion, the U.S. economy continued its strong performance. Unemployment neared 24-year lows, Gross Domestic Product continued to grow, and consumer confidence soared. The fact that inflation remained low, despite exceptional growth and low unemployment, was impressive.

On March 25, the Federal Reserve Board responded to exceptionally strong economic growth by increasing the Fed Funds rate 25 basis points, from 5.25% to 5.50%. Currently, the consensus within the market is that the Fed is likely to leave rates unchanged, at least until year end. Technological advances, globalization and deregulation have created an economic environment which has contained inflation, allowing prices to remain stable, or even decline, while productivity continues to rise.

Despite only one instance of Fed intervention, rates experienced volatility throughout the March-through-August period. The yield on tax-exempt notes maturing on June 30 was approximately 3.75% after the Federal Reserve Board raised key short-term interest rates in late March. Following the Fed-induced rate hike, a twenty basis point correction transpired by the end of May, resulting in the yield rising to 3.95%.

MARKET ACTIVITY

Within the market, weekly variable rate demand notes ("floaters") have been relatively attractive because of the scarcity of money in the market and an increase in the supply of derivative floaters. Due primarily to the lack of yield spread between floaters and notes, we currently see no reason to extend the Fund's average maturity.

The note market, conversely, was rather static during July as a result of heavy supply preparing to enter the market in August. Large cash outflows from a soaring stock market and concerns over the repeal of the 2% DE MINIMUS corporate tax provision were two other factors contributing to inactivity in the note market.

PORTFOLIO COMPOSITION AND STRATEGY

Cash flows into the Fund rose during the March-through-August period. Over the past two months alone, net assets grew over 22%, and currently stand at approximately $362 million. As of August 31, the Fund was comprised of 73% floaters, 12% cash equivalents, 8% notes, 6% bonds and 1% commercial paper.

The Fund's objective continues to be to achieve current income, stability of principal and liquidity. We will seek to increase the Fund's yield by monitoring the attractiveness of available tax-exempt instruments. Going forward, we will look for opportunities to extend average maturity should our market analysis deem it necessary.

Thank you for your investment in the Evergreen Institutional Tax Exempt Money Market Fund.

Sincerely,
/s/ RICHARD K. MARRONE
RICHARD K. MARRONE
VICE PRESIDENT,                     (Photo of Richard K. Marrone Goes Here)
SENIOR FIXED INCOME PORTFOLIO
MANAGER

AN INVESTMENT IN THE FUND IS NEITHER INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NAV OF $1.00 PER SHARE.

                                    EVERGREEN
                     INSTITUTIONAL TREASURY MONEY MARKET FUND
--------------------------------------------------    (Evergreen Icon Goes Here)

                               MANAGEMENT REPORT
                                  August 1997

Dear Fellow Shareholders:

We are pleased to report on the Evergreen Institutional Treasury Money Market Fund for the six-month period ending August 31, 1997.

PERFORMANCE

Institutional Shares returned 2.72% for the six-month period and Institutional Service Shares returned 2.59% for the six-month period.

ECONOMIC AND INTEREST RATE ENVIRONMENT

After more than six years of steady expansion, the U.S. economy continued its strong performance. Unemployment neared 24-year lows, Gross Domestic Product continued to grow, and consumer confidence soared. The fact that inflation remained low, despite exceptional growth and low unemployment, was impressive.

This near-perfect environment was interrupted briefly in March when Federal Reserve Board Chairman, Alan Greenspan, recommended a Fed-induced interest rate hike to curb potential inflationary pressure. The Federal Reserve Board responded to inflationary fears on March 25 by increasing the Fed Funds rate 25 basis points, from 5.25% to 5.50%. Subsequently, the economy continued its healthy, non-inflationary pace of growth, allowing the Fed to leave interest rates unchanged during the ensuing five months.

Despite only one instance of Fed intervention, rates experienced volatility throughout the March-through-August period. Interest rates jumped in March, in anticipation of the Fed-induced rate hike, and then declined by 56 basis points over the next two months. As measured by the three-month Treasury Bill, interest rates bottomed out at 4.84% on June 2, then climbed steadily before closing at 5.22% on August 29.

PORTFOLIO COMPOSITION AND STRATEGY

As of August 31, the portfolio was comprised of approximately 75% repurchase agreements and 25% Treasuries.

We continue to maintain a maturity at the longer end of our normal range in an effort to capture higher, more attractive rates. The Fund also continues to enter into securities lending agreements to enhance the portfolio's return. This process provides an opportunity to gain a couple of basis points as reward, and is a contributing factor in the Fund's relative outperformance of its peers.

The Fund invests exclusively in short-term U.S. Government obligations which are fully guaranteed, as to principal and interest, by the U.S. Government and repurchase agreements, fully collateralized by such U.S. Government obligations.

Thank you for your investment in the Evergreen Institutional Treasury Money Market Fund.

Sincerely,
/s/ KELLIE ALLEN
KELLIE ALLEN
VICE PRESIDENT,                       (Photo of Kellie Allen Goes Here)
FIXED INCOME PORTFOLIO MANAGER

AN INVESTMENT IN THE FUND IS NEITHER INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NAV OF $1.00 PER SHARE.

                                    EVERGREEN
                         INSTITUTIONAL MONEY MARKET FUND
(Evergreen Icon Appears Here)-------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                              NOVEMBER 19, 1996
                                                                                                              (COMMENCEMENT OF
                                                                                     SIX MONTHS ENDED         CLASS OPERATIONS)
                                                                                     AUGUST 31, 1997               THROUGH
                                                                                       (UNAUDITED)            FEBRUARY 28, 1997
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
NET ASSET VALUE BEGINNING OF PERIOD...............................................       $  1.000                 $   1.000
                                                                                         --------                  --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................................................          0.028                     0.015
                                                                                         --------                  --------
LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME.....................................         (0.028)                   (0.015)
                                                                                         --------                  --------
NET ASSET VALUE END OF PERIOD.....................................................       $  1.000                 $   1.000
                                                                                         --------                  --------
TOTAL RETURN......................................................................           2.80%                     1.57%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
  Total expenses..................................................................           0.19%                     0.07%
  Total expenses excluding indirectly paid expenses...............................           0.19%                       --
  Total expenses excluding waivers and/or reimbursements..........................           0.23%                     0.43%
  Net investment income...........................................................           5.55%                     5.48%
NET ASSETS END OF PERIOD (THOUSANDS)..............................................       $868,086                 $ 575,331

                                                                                                              NOVEMBER 26, 1996
                                                                                                              (COMMENCEMENT OF
                                                                                     SIX MONTHS ENDED         CLASS OPERATIONS)
                                                                                     AUGUST 31, 1997               THROUGH
                                                                                       (UNAUDITED)            FEBRUARY 28, 1997
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES
NET ASSET VALUE BEGINNING OF PERIOD...............................................       $  1.000                 $   1.000
                                                                                         --------                  --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................................................          0.026                     0.014
                                                                                         --------                  --------
LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME.....................................         (0.026)                   (0.014)
                                                                                         --------                  --------
NET ASSET VALUE END OF PERIOD.....................................................       $  1.000                 $   1.000
                                                                                         --------                  --------
TOTAL RETURN......................................................................           2.67%                     1.40%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
  Total expenses..................................................................           0.44%                     0.32%
  Total expenses excluding indirectly paid expenses...............................           0.44%                       --
  Total expenses excluding waivers and/or reimbursements..........................           0.46%                     0.68%
  Net investment income...........................................................           5.24%                     5.24%
NET ASSETS END OF PERIOD (THOUSANDS)..............................................       $741,131                 $ 867,294

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                    INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
    -------------------------------------------------(Evergreen Icon Goes Here)

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                              NOVEMBER 20, 1996
                                                                                                              (COMMENCEMENT OF
                                                                                     SIX MONTHS ENDED         CLASS OPERATIONS)
                                                                                     AUGUST 31, 1997               THROUGH
                                                                                       (UNAUDITED)            FEBRUARY 28, 1997
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
NET ASSET VALUE BEGINNING OF PERIOD...............................................       $  1.000                 $   1.000
                                                                                         --------                  --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................................................          0.018                     0.010
                                                                                         --------                  --------
LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME.....................................         (0.018)                   (0.010)
                                                                                         --------                  --------
NET ASSET VALUE END OF PERIOD.....................................................       $  1.000                 $   1.000
                                                                                         --------                  --------
TOTAL RETURN......................................................................           1.83%                     0.96%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
  Total expenses..................................................................           0.10%                     0.05%
  Total expenses excluding indirectly paid expenses...............................           0.10%                       --
  Total expenses excluding waivers and/or reimbursements..........................           0.29%                     0.45%
  Net investment income...........................................................           3.64%                     3.50%
NET ASSETS END OF PERIOD (THOUSANDS)..............................................       $337,360                 $ 206,124

                                                                                                              NOVEMBER 25, 1996
                                                                                                              (COMMENCEMENT OF
                                                                                     SIX MONTHS ENDED         CLASS OPERATIONS)
                                                                                     AUGUST 31, 1997               THROUGH
                                                                                       (UNAUDITED)            FEBRUARY 28, 1997
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES
NET ASSET VALUE BEGINNING OF PERIOD...............................................       $  1.000                  $ 1.000
                                                                                          -------                  -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................................................          0.017                    0.008
                                                                                          -------                  -------
LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME.....................................         (0.017)                  (0.008)
                                                                                          -------                  -------
NET ASSET VALUE END OF PERIOD.....................................................       $  1.000                  $ 1.000
                                                                                          -------                  -------
TOTAL RETURN......................................................................           1.70%                    0.85%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
  Total expenses..................................................................           0.35%                    0.30%
  Total expenses excluding indirectly paid expenses...............................           0.35%                      --
  Total expenses excluding waivers and/or reimbursements..........................           0.53%                    0.70%
  Net investment income...........................................................           3.37%                    3.19%
NET ASSETS END OF PERIOD (THOUSANDS)..............................................       $ 24,186                  $14,295

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                     INSTITUTIONAL TREASURY MONEY MARKET FUND
(Evergreen Icon Appears Here)---------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                              NOVEMBER 20, 1996
                                                                                                              (COMMENCEMENT OF
                                                                                     SIX MONTHS ENDED         CLASS OPERATIONS)
                                                                                     AUGUST 31, 1997               THROUGH
                                                                                       (UNAUDITED)            FEBRUARY 28, 1997
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
NET ASSET VALUE BEGINNING OF PERIOD...............................................       $  1.000                 $   1.000
                                                                                         --------                  --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................................................          0.027                     0.015
                                                                                         --------                  --------
LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME.....................................         (0.027)                   (0.015)
                                                                                         --------                  --------
NET ASSET VALUE END OF PERIOD.....................................................       $  1.000                 $   1.000
                                                                                         --------                  --------
TOTAL RETURN......................................................................           2.72%                     1.49%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
  Total expenses..................................................................           0.17%                     0.06%
  Total expenses excluding indirectly paid expenses...............................           0.16%                       --
  Total expenses excluding waivers and/or reimbursements..........................           0.25%                     0.45%
  Net investment income...........................................................           5.38%                     5.24%
NET ASSETS END OF PERIOD (THOUSANDS)..............................................       $797,644                 $ 367,771

                                                                                                              NOVEMBER 27, 1996
                                                                                                              (COMMENCEMENT OF
                                                                                     SIX MONTHS ENDED         CLASS OPERATIONS)
                                                                                     AUGUST 31, 1997               THROUGH
                                                                                       (UNAUDITED)            FEBRUARY 28, 1997
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES
NET ASSET VALUE BEGINNING OF PERIOD...............................................       $  1.000                 $   1.000
                                                                                         --------                  --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................................................          0.026                     0.013
                                                                                         --------                  --------
LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME.....................................         (0.026)                   (0.013)
                                                                                         --------                  --------
NET ASSET VALUE END OF PERIOD.....................................................       $  1.000                 $   1.000
                                                                                         --------                  --------
TOTAL RETURN......................................................................           2.59%                     1.33%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
  Total expenses..................................................................           0.41%                     0.31%
  Total expenses excluding indirectly paid expenses...............................           0.41%                       --
  Total expenses excluding waivers and/or reimbursements..........................           0.49%                     0.70%
  Net investment income...........................................................           5.13%                     4.98%
NET ASSETS END OF PERIOD (THOUSANDS)..............................................       $582,390                 $ 509,369

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                         INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------------(Evergreen Icon Goes Here)

                            SCHEDULE OF INVESTMENTS
                                August 31, 1997
                                  (unaudited)

 PRINCIPAL
  AMOUNT                                            VALUE
--------------------------------------------------------------

ASSET-BACKED SECURITIES-- 5.3%
              Restructured Asset Certificates
                FRN,
$25,000,000   5.65%, 9/15/97................... $   24,997,268
 25,000,000   5.72%, 11/18/97..................     24,992,755
 35,000,000   Asset Backed Securities
                Investment,
                5.70%, 9/15/97.................     35,000,000
                                                --------------
              TOTAL ASSET-BACKED SECURITIES
                (COST $84,990,023).............     84,990,023
                                                --------------
CORPORATE BONDS-- 37.5%
              BANKS-- 13.2%
 30,000,000   Bankers Trust FRN,
                5.69%, 9/2/97..................     29,992,557
 20,000,000   Banque Nationale De Paribas,
                5.84%, 1/6/98..................     20,000,000
 25,000,000   Huntington National Bank FRN,
                5.84%, 9/2/97..................     25,000,000
 61,900,000   ING Barings Bank FRN,
                5.97%, 1/7/98..................     61,900,633
 19,000,000   Landesbank Hessen Thuringen,
                5.93%, 6/30/98.................     18,980,911
 20,000,000   PNC Bank FRN,
                5.63%, 9/2/97..................     19,990,573
 15,000,000   Societe Generale,
                6.11%, 5/26/98.................     14,997,344
 20,000,000   SouthTrust Bank,
                5.70%, 1/6/98..................     19,996,667
  2,000,000   Wells Fargo & Company FRN,
                5.88%, 11/27/97................      2,000,858
                                                --------------
                                                   212,859,543
                                                --------------
              FINANCE-- 18.8%
  9,140,000   Associates Corporation North
                America,
                7.30%, 3/15/98.................      9,205,275
              Bear Stearns Company Incorporated
                FRN,
  5,000,000   5.83%, 9/17/97...................      5,000,500
  7,000,000   5.85%, 9/17/97...................      7,007,160
              Beneficial Corporation MTN,
 10,000,000   7.02%, 12/5/97...................     10,030,463
  3,600,000   9.13%, 2/15/98...................      3,651,147
 25,000,000   Centauri Corporation FRN,
                5.66%, 9/2/97..................     25,000,257

PRINCIPAL
AMOUNT                                                VALUE
------------------------------------------------------------------

CORPORATE BONDS-- CONTINUED
              FINANCE-- CONTINUED
              Chrysler Financial Corporation
                MTN,
$ 5,000,000   5.56%, 3/2/98.................... $    4,985,396
 13,000,000   6.45%, 8/7/98....................     13,057,764
  3,000,000   6.74%, 5/20/98...................      3,014,236
 10,000,000   Dean Witter Discover & Company,
                6.00%, 3/1/98..................     10,017,858
              GMAC MTN,
 11,750,000   6.75%, 2/25/98...................     11,807,720
  5,000,000   7.63%, 2/27/98...................      5,037,078
 18,000,000   7.75%, 3/2/98....................     18,165,600
 10,000,000   7.85%, 11/17/97..................     10,042,014
  4,700,000   Household Finance Corporation
                MTN,
                7.91%, 2/6/98..................      4,740,270
              Lehman Brothers Holdings, Inc.,
 13,334,000   5.75%, 2/15/98...................     13,319,602
  7,000,000   6.38%, 6/1/98....................      7,010,920
 11,500,000   6.54%, 1/5/98....................     11,517,416
  1,720,000   7.63%, 8/1/98....................      1,741,919
 11,400,000   7.85%, 5/11/98...................     11,528,025
  4,000,000   8.06%, 3/10/98...................      4,043,496
  4,500,000   8.10%, 3/17/98...................      4,554,603
 25,000,000   Merrill Lynch & Co., Inc. FRN,
                5.68%, 9/2/97..................     25,000,270
  1,306,850   Money Store Auto Trust FRN,
                5.51%, 1/15/98.................      1,306,850
  6,850,000   Nomura Limited,
                5.98%, 5/15/98.................      6,850,000
              PHH Corporation FRN,
 22,800,000   5.60%, 9/29/97...................     22,797,322
 30,000,000   5.63%, 9/15/97...................     29,997,823
              Shearson Lehman Holdings MTN,
  1,000,000   6.08%, 7/9/98....................      1,000,965
  6,435,000   6.13%, 6/30/98...................      6,429,447
 15,000,000   Sigma,
                5.93%, 8/7/98..................     15,000,000
                                                --------------
                                                   302,861,396
                                                --------------
              INDUSTRIALS-- 4.0%
 45,000,000   IBM Credit Corporation FRN,
              5.82%, 9/2/97....................     45,000,000
 20,000,000   Johnson Controls Inc. MTN,
                7.18%, 10/3/97.................     20,021,318
                                                --------------
                                                    65,021,318
                                                --------------

                                  (CONTINUED)

                                    EVERGREEN
                         INSTITUTIONAL MONEY MARKET FUND
(Evergreen Icon Appears Here)------------------------------------------------
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997
                                  (unaudited)

PRINCIPAL
AMOUNT                                           VALUE
------------------------------------------------------------------

CORPORATE BONDS-- CONTINUED
              RETAIL-- 0.3%
$ 4,000,000   Sears Roebuck & Company MTN,
                7.40%, 3/16/98................. $    4,032,066
                                                --------------
              TELECOMMUNICATIONS-- 0.3%
  4,000,000   GTE Corporation,
                8.85%, 3/1/98..................      4,057,882
                                                --------------
              UTILITIES-- 0.9%
              Public Service Electric & Gas
                Company,
  6,000,000   6.00%, 1/1/98....................      6,000,917
  9,000,000   7.13%, 11/1/97...................      9,019,433
                                                --------------
                                                    15,020,350
                                                --------------
              TOTAL CORPORATE BONDS
                (COST $603,852,555)............    603,852,555
                                                --------------

CERTIFICATES OF DEPOSIT-- 1.3%
 10,000,000   Bankers Trust,
                5.98%, 8/12/98.................      9,999,910
 10,000,000   First America Bank of Michigan,
                5.95%, 8/13/98.................      9,998,078
                                                --------------
              TOTAL CERTIFICATES OF DEPOSIT
                (COST $19,997,988).............     19,997,988
                                                --------------
PRINCIPAL
AMOUNT                                              VALUE
------------------------------------------------------------------

COMMERCIAL PAPER-- 47.0%
              BANKS-- 8.5%
  5,000,000   Chase Manhattan Bank,
                5.97%, 11/26/97................      5,003,174
              Industrial Bank Korea,
 10,000,000   5.70%, 10/15/97..................      9,930,334
 20,000,000   5.70%, 10/16/97..................     19,857,500
 26,550,000   5.77%, 9/12/97...................     26,503,191
 11,450,000   5.80%, 9/12/97...................     11,429,708
              Korea Development Bank,
 30,000,000   5.60%, 9/22/97...................     29,902,000
 25,000,000   5.80%, 10/7/97...................     24,855,000
 10,000,000   5.82%, 10/22/97..................      9,917,550
                                                --------------
                                                   137,398,457
                                                --------------
              DIVERSIFIED-- MACHINERY-- 5.3%
              Dealers Capital Access Trust
                Inc.,
 35,500,000   5.62%, 9/2/97....................     35,494,458
 12,600,000   5.65%, 9/2/97....................     12,598,023
Principal Amount                                     Value
COMMERCIAL PAPER-- CONTINUED
              Mitsubishi Motors Credit of
                America, Inc.,
$15,000,000   5.67%, 9/9/97.................... $   14,981,100
 11,350,000   5.68%, 9/11/97...................     11,332,092
 10,000,000   5.69%, 9/8/97....................      9,988,936
                                                --------------
                                                    84,394,609
                                                --------------
              FINANCE-- 33.2%
  9,000,000   Anchor Funding Corp.,
                5.60%, 11/21/97................      8,886,600
              Aristar, Inc.,
 27,135,000   5.59%, 9/9/97....................     27,101,292
  7,000,000   5.59%, 9/10/97...................      6,990,218
 30,000,000   5.60%, 9/23/97...................     29,897,333
              Astro Capital Corp.,
 15,000,000   5.62%, 10/31/97..................     14,859,500
 35,000,000   5.65%, 10/31/97..................     34,670,417
              Banner Receivables Corp.,
 10,000,000   5.59%, 10/6/97...................      9,945,653
  8,704,000   5.59%, 10/10/97..................      8,651,290
 14,675,000   5.60%, 10/17/97..................     14,569,992
 24,112,000   Broadway Capital Corp.,
                5.56%, 9/17/97.................     24,052,416
              Dynamic Funding Corp.,
 10,953,000   5.60%, 9/9/97....................     10,939,370
 19,115,000   5.62%, 9/11/97...................     19,085,159
 35,000,000   5.65%, 9/10/97...................     34,950,562
 16,332,000   Export-Import Bank of Korea,
                5.82%, 10/6/97.................     16,239,588
              FP Funding Corp.,
 13,000,000   5.60%, 9/30/97...................     12,941,355
  8,150,000   5.81%, 9/24/97...................      8,119,748
  5,945,000   5.81%, 9/25/97...................      5,921,973
 20,300,000   GMAC,
                5.80%, 11/14/97................     20,057,979
              Green Tree Financial Corp.,
 10,000,000   5.70%, 9/12/97...................      9,982,583
 45,000,000   5.70%, 9/15/97...................     44,900,250
 23,420,000   5.70%, 10/17/97..................     23,249,425
 28,500,000   Kubota Finance USA Inc.,
                5.60%, 9/12/97.................     28,451,233

                                  (CONTINUED)

                                    EVERGREEN
                         INSTITUTIONAL MONEY MARKET FUND
----------------------------------------------------(Evergreen Icon Goes Here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997
                                  (unaudited)
PRINCIPAL
AMOUNT                                            VALUE
------------------------------------------------------------------

COMMERCIAL PAPER-- CONTINUED
              FINANCE-- CONTINUED
              Oak Funding Corp.,
$16,000,000   5.60%, 9/11/97................... $   15,975,111
 23,300,000   5.64%, 9/5/97....................     23,285,399
              Progress Funding Corp.,
  4,500,000   5.65%, 10/20/97..................      4,465,394
 30,000,000   5.68%, 10/10/97..................     29,815,400
              Strategic Asset Funding Corp.,
 15,612,000   5.70%, 9/30/97...................     15,540,315
  2,000,000   5.90%, 11/12/97..................      1,976,400
              Tri Lateral Capital,
  8,495,000   5.60%, 11/14/97..................      8,397,213
  7,775,000   5.70%, 9/11/97...................      7,762,690
  8,675,000   5.72%, 9/11/97...................      8,661,216
  4,269,000   Working Capital Management Corp.,
                5.63%, 9/3/97..................      4,267,665
                                                --------------
                                                   534,610,739
                                                --------------
              TOTAL COMMERCIAL PAPER
                (COST $756,403,805)............    756,403,805
                                                --------------
PRINCIPAL
AMOUNT                                           VALUE
------------------------------------------------------------------

GOVERNMENT AGENCY OBLIGATIONS-- 4.3%
$14,250,000   California Housing Finance Agency
                FRN,
                5.78%, 11/3/97................. $   14,250,000
              Virginia State Housing
                Development Authority,
 20,125,000   5.75%, 10/2/97...................     20,125,000
 34,500,000   5.75%, 11/6/97...................     34,494,579
                                                --------------
              TOTAL GOVERNMENT AGENCY
                OBLIGATIONS
                (COST $68,869,579).............     68,869,579
                                                --------------
YANKEE OBLIGATIONS-- 1.9%
 12,000,000   Korea Development Bank,
                9.25%, 6/15/98.................     12,263,588
 18,000,000   Societe Generale,
                5.85%, 3/3/98..................     17,998,285
                                                --------------
              TOTAL YANKEE OBLIGATIONS
                (COST $30,261,873).............     30,261,873
                                                --------------
REPURCHASE AGREEMENT-- 2.2% (COST $35,996,339)
 35,996,339   Aubrey G. Lanston Co.,
                5.55%, 9/2/97 (1)..............     35,996,339
                                                --------------
  SHARES
-----------
MUTUAL FUND SHARES-- 0.3%
  5,384,241   Fidelity Institutional Fund......      5,384,241
     41,188   Fidelity U.S. Treasury Fund......         41,188
                                                --------------
              TOTAL MUTUAL FUND SHARES
                (COST $5,425,429)..............      5,425,429
                                                --------------

              TOTAL INVESTMENTS--
                (COST $1,605,797,591)...   99.8%  1,605,797,591
              OTHER ASSETS AND
                LIABILITIES-- NET.......     0.2      3,420,203
                                        ------- --------------
              NET ASSETS--..............  100.0% $1,609,217,794
                                         ------- --------------
                                         ------- --------------


(1) Collateralized by $13,520,000 U.S. Treasury Bill, due 8/20/98;
    value-- $12,814,796 and $20,413,000 U.S. Treasury Bonds, 6.00% to 13.875%,
    due 8/15/04 to 11/15/26: value including interest-- $23,904,332.

MTN  Medium Term Note
FRN Floating Rate Notes are putable back to the issuer or other parties not affiliated with the issuer at par on interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually, or annually depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 1997.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                    INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
(Evergreen Icon Appears Here)---------------------------------------------------
                            SCHEDULE OF INVESTMENTS
                                August 31, 1997
                                  (unaudited)

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------

MUNICIPAL SECURITIES-- 102.4%
                    ARIZONA-- 3.8%
$ 2,000,000         Apache County IDA, Tucson
                      Electric Power,
                      (LOC: Barclays Bk. PLC),
                      3.40%, VRDN.................... $  2,000,000
  3,000,000         Chandler IDA, IDR, SMP II Ltd.
                      Partnership, (LOC: Bank One,
                      AZ),
                      3.35%, VRDN....................    3,000,000
  2,600,000         Health Facilities Authority,
                      Hospital RB, Northern Arizona
                      Healthcare, Ser. B, (SPA: Chase
                      Manhattan Bk. & Ins. by MBIA),
                      3.30%, VRDN....................    2,600,000
  2,900,000         Phoenix IDA, MFHRB, Paradise
                      Shadows Apts.,
                      (LOC: Citibank),
                      3.35%, VRDN....................    2,900,000
  3,100,000         Pinal County PCRB, Magna Copper
                      Co. Proj.,
                      (LOC: Banque National de
                      Paris),
                      3.35%, VRDN....................    3,100,000
                                                      ------------
                                                        13,600,000
                                                      ------------
                    ARKANSAS-- 1.0%
                    Little Rock School District
                      TRANS:
  2,375,000         3.85%, 12/30/97..................    2,381,436
  1,185,000         4.25%, 12/31/97..................    1,186,594
                                                      ------------
                                                         3,568,030
                                                      ------------
                    CALIFORNIA-- 3.3%
  5,000,000         Los Angeles County TRANS, Ser. A,
                      4.50%, 6/30/98.................    5,025,803
  3,000,000         Los Angeles Unified School
                      District TRANS,
                      4.50%, 7/1/98..................    3,016,785
  4,000,000         San Bernardino County TRANS, Ser.
                      A,
                      3.85%, 6/30/98.................    4,020,709
                                                      ------------
                                                        12,063,297
                                                      ------------
                    COLORADO-- 2.4%
  3,800,000         Moffat County PCRB, Pacificorp
                      Projs.,
                      (SPA: Bank of New York & Ins.
                      by AMBAC),
                      3.75%, VRDN....................    3,800,000
  5,000,000         State General Fund TRANS, Ser. A,
                      4.50%, 6/26/98.................    5,025,951
                                                      ------------
                                                         8,825,951
                                                      ------------
 PRINCIPAL
  AMOUNT                                                VALUE
-------------------------------------------------------------------
MUNICIPAL SECURITIES-- CONTINUED
                    DISTRICT OF COLUMBIA-- 1.9%
$ 4,000,000         District of Columbia MSTR, Ser.
                      SGA62, (SPA: Societe Generale),
                      3.90%, VRDN.................... $  4,000,000
  3,000,000         District of Columbia TRANS, Ser.
                      A,
                      (LOC: Nat. West/Societe
                      Generale),
                      3.98%, 9/30/97.................    3,001,218
                                                      ------------
                                                         7,001,218
                                                      ------------
                    FLORIDA-- 2.8%
  3,000,000         Eagle Tax Exempt Trust, Orange
                      Cnty. Hsg. Fin. Auth.,
                      (SPA: Citibank),
                      3.41%, VRDN....................    3,000,000
  2,000,000         Escambia County SFHRB,
                      (SPA: Merrill Lynch),
                      3.50%, VRDN....................    2,000,000
  5,000,000         Indian Trace Cmnty. Dev.
                      District, Basin 1 Wtr. Mgt.,
                      Ser. A, Prefunded 11/1/99 @
                      100, (COLL: US Govt.
                      Securities),
                      3.25%, VRDN....................    5,000,000
                                                      ------------
                                                        10,000,000
                                                      ------------
                    GEORGIA-- 5.3%
  3,250,000         Atlanta Water & Sewer MSTR,
                      Ser. SGA57,
                      3.85%, VRDN....................    3,250,000
  2,000,000         Burke County Dev. Auth. PCRB,
                      Oglethorpe Power Corp.,
                      (Ins. by AMBAC),
                      3.60%, VRDN....................    2,000,000
  5,800,000         Eagle Tax Exempt Trust, Georgia
                      HFA, FHA/VA, Class A,
                      (SPA: Citibank),
                      3.41%, VRDN....................    5,800,000
  5,000,000         Georgia GO, Ser. B,
                      6.75%, VRDN....................    5,073,105
  3,000,000         Municipal Gas Auth. RB, Georgia
                      Muni Gas, Ser. A,
                      (LOC: Morgan Gty. Tr. Co. of
                      NY),
                      3.30%, VRDN....................    3,000,000
                                                      ------------
                                                        19,123,105
                                                      ------------
                    HAWAII-- 0.7%
  2,600,000         Hawaii GO, Ser. CN,
                      (SPA: Merrill Lynch),
                      3.45%, VRDN....................    2,600,000
                                                      ------------

                                  (CONTINUED)

                                    EVERGREEN
                    INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
(Evergreen Icon Appears Here)---------------------------------------------------
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997
                                  (unaudited)

 PRINCIPAL
  AMOUNT                                                  VALUE
--------------------------------------------------------------------

MUNICIPAL SECURITIES-- CONTINUED
                    ILLINOIS-- 7.6%
$ 5,985,000         Chicago Board Of Education
                      Certificates,
                      (SPA: Bank of New York),
                      3.50%, VRDN.................... $  5,985,000
  5,000,000         Chicago MFHRB, Waveland
                      Associates Proj. D, (LOC: Swiss
                      Bank),
                      3.35%, VRDN....................    5,000,000
  5,150,000         Chicago O'Hare International
                      Airport RB, (SPA: Merrill
                      Lynch),
                      3.50%, VRDN....................    5,150,000
  4,000,000         Educational Fac. Auth. RB, Natl.
                      College Education,
                      (LOC: Harris Bank),
                      3.40%, VRDN....................    4,000,000
  7,440,000         Illinois State Option
                      Certificates, (LOC: Bank of New
                      York),
                      3.50%, VRDN....................    7,440,000
                                                      ------------
                                                        27,575,000
                                                      ------------
                    INDIANA-- 1.7%
  6,000,000         Petersburg PCRB, Indiana Power &
                      Light Co., Ser. B,
                      (Ins. by AMBAC),
                      3.40%, VRDN....................    6,000,000
                                                      ------------
                    IOWA-- 1.8%
  6,400,000         Louisa County PCRB, Iowa-Illinois
                      Gas & Electric Co., Ser. A,
                      3.45%, VRDN....................    6,400,000
                                                      ------------
                    KENTUCKY-- 5.0%
  1,000,000         Higher Education Student Loan RB,
                      Kentucky Higher Ed., Ser. A,
                      (Credit Support: Guaranteed
                      Student Loans),
                      4.45%, 6/1/98..................    1,002,152
  5,000,000         Louisville & Jefferson County
                      Airport BAN, Ser. AA-1, (LOC:
                      National City Bk. KY),
                      3.55%, VRDN....................    5,000,000
 12,000,000         State Turnpike Authority Trust
                      Receipts, Ser. 17, (LIQ:
                      Commerz Bk. & Ins. by FSA),
                      3.35%, 7/1/98..................   12,000,000
                                                      ------------
                                                        18,002,152
                                                      ------------
 PRINCIPAL
  AMOUNT                                                   VALUE
------------------------------------------------------------------
MUNICIPAL SECURITIES-- CONTINUED
                    MAINE-- 1.4%
$ 5,000,000         Educational Marketing Corp.
                      Student Loans, Ser. A-1,
                      (SPA: Credit Suisse),
                      3.35%, VRDN.................... $  5,000,000
                                                      ------------
                    MASSACHUSETTS-- 1.4%
  5,000,000         Health & Educational Facilities
                      MSTR, Ser. SGA-65,
                      3.50%, VRDN....................    5,000,000
                                                      ------------
                    MICHIGAN-- 2.8%
  2,300,000         Kent HFA-ACES, Butterworth
                      Hospital, Ser. A,
                      (LOC: Rabobank Nederland),
                      3.20%, VRDN....................    2,300,000
  5,000,000         Michigan GO,
                      4.50%, 9/30/97.................    5,003,029
  3,000,000         University of Michigan Hospital
                      RB, Ser. A,
                      3.75%, VRDN....................    3,000,000
                                                      ------------
                                                        10,303,029
                                                      ------------
                    MINNESOTA-- 0.5%
  2,000,000         St. Cloud Health Care Facilities,
                      Ser. A,
                      (LOC: Rabobank Nederland),
                      3.40%, VRDN....................    2,000,000
                                                      ------------
                    MISSOURI-- 1.1%
  4,000,000         State Hsg. Dev. Com. SFHRB,
                      Homeownership Loan Prog., (SPA:
                      Merrill Lynch),
                      3.50%, VRDN....................    4,000,000
                                                      ------------
                    NEBRASKA-- 1.4%
  5,245,000         Higher Education Loan Prog.,
                      (SPA: Banque National de
                      Paris),
                      3.50%, VRDN....................    5,245,000
                                                      ------------
                    NEW HAMPSHIRE-- 5.0%
                    New Hampshire Business Fin. PCRB,
  5,000,000         CT Light & Power Proj. A,
                        (LOC: CIBC)
                        3.35%, VRDN..................    5,000,000
  5,000,000         United Illuminating Co., Ser A,
                        (LOC: Barclays PLC)
                        3.40%, VRDN..................    5,000,000

                                  (CONTINUED)

                                    EVERGREEN
                    INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
(Evergreen Icon Appears Here)-------------------------------------------------
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997
                                  (unaudited)

 PRINCIPAL
  AMOUNT                                                VALUE
------------------------------------------------------------------

MUNICIPAL SECURITIES-- CONTINUED
                    NEW HAMPSHIRE-- CONTINUED
$ 8,000,000         New Hampshire HFA SFHRB, (LIQ:
                      Rabobank Nederland),
                      3.50%, VRDN.................... $  8,000,000
                                                      ------------
                                                        18,000,000
                                                      ------------
                    NEW JERSEY-- 2.1%
  7,500,000         Eagle Tax Exempt Trust, NJ HFA,
                      Ser. 97-C3001,
                      (SPA: Citibank),
                      3.41%, VRDN....................    7,500,000
                                                      ------------
                    NEW MEXICO-- 2.8%
                    Farmington PCRB,
  2,000,000          El Paso Electric, Ser. A,
                      (LOC: Citibank)
                      3.40%, VRDN....................    2,000,000
  4,000,000          Public Service Co. of San Juan,
                      Ser. B,
                      (LOC: Societe Generale)
                      3.35%, VRDN....................    4,000,000
  4,000,000          Public Service Co. of San Juan,
                      Ser. C,
                      (LOC: Morgan Gnty.)
                      3.40%, VRDN....................    4,000,000
                                                      ------------
                                                        10,000,000
                                                      ------------
                    NEW YORK-- 7.0%
                    New York City GO,
  7,000,000          Ser. A&B, (SPA: Merrill Lynch)
                      3.50%, VRDN....................    7,000,000
  5,000,000          Ser. D, (SPA: FGIC-SPI)
                      3.35%, VRDN....................    5,000,000
  3,705,000         New York City MSTR, Ser. SGA 63,
                      3.85%, VRDN....................    3,705,000
  2,495,000         State Hsg. Fin. Agency, Ser. A,
                      (SPA: Merrill Lynch),
                      3.55%, VRDN....................    2,495,000
  5,000,000         State Thruway MSTR, Ser. D,
                      (SPA: Societe Generale),
                      3.80%, VRDN....................    5,000,000
  2,000,000         Suffolk County GO, Prerefunded
                      3/1/98 @ 101, (COLL: US Govt.
                      Securities),
                      7.38%, 3/1/98..................    2,054,574
                                                      ------------
                                                        25,254,574
                                                      ------------
 PRINCIPAL
  AMOUNT                                               VALUE
------------------------------------------------------------------
MUNICIPAL SECURITIES-- CONTINUED
                    OHIO-- 0.8%
$ 3,000,000         State Environmental Improvement
                      RB, Newark Group Proj.,
                      (LOC: Chase Manhattan Bank),
                      3.50%, VRDN.................... $  3,000,000
                                                      ------------
                    OREGON-- 1.7%
  1,775,000         Clackamas County Hospital Fac.
                      Auth. RB, Kaiser Permanente,
                      3.55%, VRDN....................    1,775,000
  4,500,000         State Housing & Community
                      Services SFHRB, Ser. K,
                      3.65%, 12/11/97................    4,500,000
                                                      ------------
                                                         6,275,000
                                                      ------------
                    PENNSYLVANIA-- 9.9%
  3,200,000         Delaware Valley Regional Fin.
                      Auth. RB, Ser. B,
                      (LOC: Credit Suisse First
                      Boston),
                      3.25%, VRDN....................    3,200,000
  4,300,000         Delaware Valley Regional Fin.
                      Auth., Ser. C,
                      (LOC: Credit Suisse First
                      Boston),
                      3.25%, VRDN....................    4,300,000
  2,000,000         Emmaus Gen. Auth. RB, Ser. B,
                      (GIC: Goldman),
                      3.35%, VRDN....................    2,000,000
  4,899,000         New Castle Area Hosp. Auth. RB,
                      (SPA: PNC Bk. & Ins. by FSA),
                      3.40%, VRDN....................    4,899,000
  1,380,000         Pennsylvania HFA,
                      4.00%, VRDN....................    1,380,000
  5,000,000         Philadelphia Airport MSTR,
                      3.55%, VRDN....................    5,000,000
  7,705,000         Pittsburgh GO,
                      (SPA: Societe Generale),
                      3.45%, VRDN....................    7,705,000
                    Schuylkill Cnty. IDA-RRB,
                      (LOC: Credit Locale de France),
    300,000           Northeastern Power Co., Ser. A
                        3.75%, VRDN..................      300,000
  3,600,000           Northeastern Power Co., Ser. B
                        3.80%, VRDN..................    3,600,000
  3,340,000         State Higher Education RB,
                      Allegheny Delaware Valley
                      Obligation, Ser. A,
                      (Ins. by MBIA),
                      4.50%, 11/15/97................    3,345,228
                                                      ------------
                                                        35,729,228
                                                      ------------

                                  (CONTINUED)

                                    EVERGREEN
                    INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
(Evergreen Icon Appears Here)--------------------------------------------------
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997
                                  (unaudited)

PRINCIPAL
  AMOUNT                                                VALUE
-----------------------------------------------------------------

MUNICIPAL SECURITIES-- CONTINUED
                    TENNESSEE-- 2.4%
$ 8,550,000         Tennessee GO,
                      (SPA: Bank of New York),
                      3.50%, VRDN.................... $  8,550,000
                                                      ------------
                    TEXAS-- 15.9%
  7,600,000         Calhoun Cnty. IDA-RB, Formosa
                      Plastics Corporation Proj.,
                      (LOC: Bank of America),
                      3.35%, VRDN....................    7,600,000
  1,500,000         Fort Worth Water & Sewer TECP,
                      3.90%, 9/2/97..................    1,500,000
  5,400,000         Harris County Health Facilities
                      Hosp. RB, Memorial Hospital
                      Proj. Ser. B,
                      (SPA: Societe Generale),
                      3.25%, VRDN....................    5,400,000
  3,400,000         Harris County Health Facilities
                      Hospital RB, St. Lukes
                      Episcopal,
                      Ser. D, Prerefunded to 9/16/97
                      @ 100,
                      (COLL: US Treasury
                      Obligations),
                      3.70%, VRDN....................    3,400,000
  4,000,000         Harris County Ind. Dev. Corp. RB,
                      Shell Oil,
                      3.65%, VRDN....................    4,000,000
  5,900,000         Panhandle Plains High Education
                      RB, Student Loans, Ser. X,
                      (LOC: SLMA),
                      3.35%, VRDN....................    5,900,000
  5,000,000         Red River Auth. PCRB,
                      Southwestern Public Service
                      Co.,
                      3.40%, VRDN....................    5,000,000
  5,000,000         San Antonio Gas & Electric RB,
                      (SPA: Societe Generale),
                      3.55%, VRDN....................    5,000,000
  7,000,000         South Texas Higher Education
                      Auth. RB,
                      (LIQ: SLMA & Ins. by MBIA),
                      3.35%, VRDN....................    7,000,000
  2,700,000         Texas State RRB, Ser. A,
                      4.625%, 10/1/97................    2,701,620
 10,000,000         Texas State TRANS, Ser. A,
                      3.85%, 8/31/98.................   10,086,200
                                                      ------------
                                                        57,587,820
                                                      ------------
 PRINCIPAL
  AMOUNT                                                 VALUE
------------------------------------------------------------------
MUNICIPAL SECURITIES-- CONTINUED
                    VIRGINIA-- 4.2%
$ 7,650,000         Arlington County, RB, Ballston
                      Public Parking,
                      (LOC: Citibank),
                      3.35%, VRDN.................... $  7,650,000
  2,400,000         Lynchburg IDA, VHA Mid
                      Atlantic/Cap., Ser. D,
                      (SPA: FNB Ohio & Ins. by
                      AMBAC),
                      3.35%, VRDN....................    2,400,000
  5,000,000         State Resources Auth. Water &
                      Sewer RB, Henrico Cnty. Proj.,
                      (SPA: Crestar),
                      3.35%, VRDN....................    5,000,000
                                                      ------------
                                                        15,050,000
                                                      ------------
                    WASHINGTON-- 0.6%
  2,000,000         Pierce County Economic Dev. Spec.
                      RB, Weyerhaeuser Real Estate,
                      (LOC: ABN-AMRO Bk.),
                      3.30%, VRDN....................    2,000,000
                                                      ------------
                    WISCONSIN-- 1.1%
  4,000,000         Wisconsin Hsg. & Economic Dev.
                      Trust Receipts, Home Ownership,
                      Ser. 18,
                      3.50%, VRDN....................    4,000,000
                                                      ------------
                    WYOMING-- 0.8%
  3,000,000         Sweetwater County PCRB,
                      Pacificorp Co.,
                      (LOC: Credit Suisse First
                      Boston),
                      3.30%, VRDN....................    3,000,000
                                                      ------------
                    OTHER-- 2.2%
  8,000,000         Puttable Fltg. Option Tax
                      Exempted Rcpt., IBM Corp.,
                      3.95%, VRDN....................    8,000,000
                                                      ------------
                    TOTAL MUNICIPAL SECURITIES
                      (COST $370,253,404)............  370,253,404
                                                      ------------

                   TOTAL INVESTMENTS--
                     (COST $370,253,404).....   102.4%  370,253,404
                   OTHER ASSETS AND
                     LIABILITIES-- NET.......    (2.4)   (8,706,810)
                                              -------- ------------
                   NET ASSETS--..............   100.0% $361,546,594
                                              -------- ------------
                                              -------- ------------


                                  (CONTINUED)

                                    EVERGREEN
                    INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
(Evergreen Icon Appears Here)-------------------------------------------------
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997
                                  (unaudited)

SUMMARY OF ABBREVIATIONS:
ACES    Adjustable Convertible Extendable Securities
AMBAC  American Municipal Bond Assurance Corp.
BAN     Bond Anticipation Note
COLL    Collateral
FGIC    Financial Guaranty Insurance Co.
FHA     Federal Housing Authority
FSA      Financial Security Assurance Inc.
GIC     Guaranteed Investment Contract
GO      General Obligations
HFA     Housing Finance Authority
IDA     Industrial Development Authority
LIQ      Liquidity Provider
LOC     Letter of Credit
MBIA    Municipal Bond Investors Assurance Corp.
MFHRB  Multifamily Housing Revenue Bond
MSTR   Municipal Securities Trust Receipt
PCRB    Pollution Control Revenue Bond
RB      Revenue Bonds
RRB     Refunding Revenue Bonds
SFHRB   Single Family Housing Revenue Bond
SLMA    Student Loan Marketing Association
SPA      Securities Purchase Agreement
SPI      Security Purchase, Inc.
TECP    Tax Exempt Commercial Paper
TRANS   Tax Revenue Anticipation Notes
VA      Veterans Authority
VRDN   Variable Rate Demand Notes

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 1997.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; standby bond purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                     INSTITUTIONAL TREASURY MONEY MARKET FUND
----------------------------------------------------(Evergreen Icon Goes Here)
                           SCHEDULE OF INVESTMENTS
                                August 31, 1997
                                  (unaudited)



PRINCIPAL
 AMOUNT                                               VALUE
-----------------------------------------------------------------

UNITED STATES TREASURY BILLS-- 3.5%
  (COST $48,876,207)
$ 49,000,000         5.35%, 9/18/97**.............. $   48,876,207
                                                    --------------

UNITED STATES TREASURY
  NOTES-- 24.3%
  60,000,000         5.75%, 9/30/97**..............     60,012,852
  15,000,000         6.00%, 11/30/97**.............     15,005,034
  50,000,000         5.25%, 12/31/97**.............     49,949,903
  60,000,000         6.13%, 3/31/98................     60,111,567
  25,000,000         5.88%, 4/30/98................     24,997,310
  50,000,000         6.25%, 6/30/98................     50,200,660
  30,000,000         4.75%, 8/31/98................     29,707,921
  30,000,000         6.13%, 8/31/98................     30,145,602
  15,000,000         6.00%, 9/30/98................     15,034,891
                                                    --------------
                     TOTAL UNITED STATES TREASURY
                       NOTES
                       (COST $335,165,740).........    335,165,740
                                                    --------------
EPURCHASE AGREEMENTS*-- 83.9%
  22,524,756         Aubrey G. Lanston, Co.,
                       5.55%, dated 8/29/97, due
                       9/2/97 (1)..................     22,524,756
  60,000,000         Barclays Bank, PLC.,
                       5.56%, dated 8/29/97, due
                       9/2/97 (2)..................     60,000,000
  60,000,000         Deutsche Bank AG,
                       5.57%, dated 8/29/97, due
                       9/2/97 (3)..................     60,000,000
  60,000,000         Donaldson, Lufkin & Jenrette
                       Securities Corp.,
                       5.53%, dated 8/29/97, due
                       9/2/97 (4)..................     60,000,000
 100,000,000         Dresdner Bank AG,
                       5.53%, dated 8/29/97, due
                       9/2/97 (5)..................    100,000,000
  48,693,750         Dresdner Bank AG,
                       5.50%, dated 8/1/97, due
                       9/18/97 (6) ***.............     48,693,750
  60,300,000         Dresdner Bank AG,
                       5.70%, dated 5/1/97, due
                       9/30/97 (7) ***.............     60,300,000
  15,112,500         Dresdner Bank AG,
                       5.45%, dated 7/10/97, due
                       12/1/97 (8) ***.............     15,112,500
PRINCIPAL
 AMOUNT                                                  VALUE
------------------------------------------------------------------
REPURCHASE AGREEMENTS-- CONTINUED
$ 50,812,500         Dresdner Bank AG,
                       5.85%, dated 5/14/97, due
                       12/30/97 (9) ***............ $   50,812,500
  60,000,000         First Boston Corp.,
                       5.53%, dated 8/29/97, due
                       9/2/97 (10).................     60,000,000
  40,000,000         Goldman, Sachs Group L.P.,
                       5.52%, dated 8/29/97, due
                       9/2/97 (11).................     40,000,000
  60,000,000         HSBC Securities, Inc.,
                       5.57%, dated 8/29/97, due
                       9/2/97 (12).................     60,000,000
  60,000,000         Merrill Lynch & Co., Inc.,
                       5.55%, dated 8/29/97, due
                       9/2/97 (13).................     60,000,000
  60,000,000         Morgan Guaranty Trust Co. of
                       New York,
                       5.56%, dated 8/29/97, due
                       9/2/97 (14).................     60,000,000
  60,000,000         Shearson Lehman Brothers,
                       Inc.,
                       5.50%, dated 8/29/97, due
                       9/2/97 (15).................     60,000,000
 280,000,000         Smith Barney,
                       5.57%, dated 8/29/97, due
                       9/2/97 (16).................    280,000,000
  60,000,000         Union Bank Switzerland,
                       5.59%, dated 8/29/97, due
                       9/2/97 (17).................     60,000,000
                                                    --------------
                     TOTAL REPURCHASE AGREEMENTS
                       (COST $1,157,443,506).......  1,157,443,506
                                                    --------------
   SHARES
------------
MUTUAL FUND SHARES-- 0.9% (COST $12,181,336)
  12,181,336         Fidelity U.S. Treasury
                       Portfolio...................     12,181,336
                                                    --------------

                     TOTAL INVESTMENTS--
                       (COST
                       $1,553,666,789)......   112.6%  1,553,666,789
                     OTHER ASSETS AND
                       LIABILITIES-- NET....   (12.6)   (173,633,007)
                                             -------- --------------
                     NET ASSETS--...........   100.0% $1,380,033,782
                                             -------- --------------
                                             -------- --------------

                                  (CONTINUED)

                                    EVERGREEN
                     INSTITUTIONAL TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997
                                  (unaudited)

  * Collateralized by:
 (1) $22,434,000 U.S. Treasury Notes, 5.13% to 8.25%, 8/31/97 to 5/15/07; value including interest-- $22,977,443
 (2) $57,781,000 U.S. Treasury Bonds, 6.25% to 11.25%, 2/15/15 to 11/15/26;
     value including interest-- $61,200,509
 (3) $58,721,000 U.S. Treasury Notes, 4.75% to 7.88%, 8/31/98 to 8/15/02; value including interest-- $61,200,423
 (4) $41,445,000 U.S. Treasury Notes, 5.88% to 6.50%, 11/15/99 to 8/15/05; value including interest-- $42,001,239 and $20,250,000 US Treasury Bill, 8/20/97; value-- $19,199,288
 (5) $13,067,000 US Treasury Bonds 6.00% to 7.13%, due 2/15/23 to 8/15/27; value including interest-- $12,661,168 and $85,391,000 US Treasury Notes, 5.25% to 7.88%, due 1/15/00 to 7/15/06; value including interest-- $89,342,334
 (6) $49,600,000 Government National Mortgage Association Note, 6.00% due 6/20/27; value including interest-- $49,867,322
 (7) $66,077,856 Government National Mortgage Association Note, 6.50% to 7.00%, due 4/15/26 to 5/15/26; value including interest-- $62,361,126
 (8) $15,600,000 Government National Mortgage Association Note, 6.00% due 6/20/27; value including interest-- $15,684,077
 (9) $1,300,000 U.S. Treasury Note, 6.13%, due 9/30/00; value including interest-- $1,334,879, $500,000 U.S. Treasury Bond, 9.25% due 2/15/16;
     value including interest-- $639,730 and $67,440,000 Government National Mortgage Association Note, 6.88% to 7.00%, due 1/15/23 to 1/20/24; value including interest-- $50,549,633
(10) $51,035,000 U.S. Treasury Notes, 5.50% to 5.75%, 11/15/98 to 10/31/00;
     value including interest-- $61,649,998
(11) $40,987,000 U.S. Treasury Note, 6.25%, 2/15/07; value including interest-- $40,800,211
(12) $61,087,000 U.S. Treasury Bills, due 9/4/97 to 10/23/97;
     value-- $60,655,829 and $559,000 U.S. Treasury Note, 5.88%, due 2/15/04;
     value-- $548,896
(13) $40,030,000 U.S. Treasury Bonds, 10.38% to 14.00%, 11/15/11 to 11/15/14;
     value including interest-- $61,201,190
(14) $59,371,000 U.S. Treasury Notes, 6.75% to 8.25%, 7/15/98 to 6/30/99; value including interest-- $61,200,147
(15) $66,390,564 Government National Mortgage Association Notes, 6.00% to 9.00%, 5/15/09 to 11/15/26; value including interest-- $61,194,799
(16) $37,008,000 U.S. Treasury Notes, 5.88% to 6.00%, 11/15/99 to 7/31/02; value including interest-- $37,111,423, $18,916,000 U.S. Treasury Bill, 2/5/98;
     value-- $18,480,989, $146,065,000 U.S. Treasury Strips, 5/15/01 to
     11/15/01; value-- $56,014,885 and $215,685,475 Government National Mortgage Association Notes, 4.50% to 9.00%, 1/1/00 to 9/20/27; value including interest-- $173,992,703
(17) $76,122,975 Government National Mortgage Association Notes, 6.00% to 9.00%, 11/15/23 to 12/15/25; value including interest-- $61,202,023
 ** Securities on loan (see Note 3).
 *** Represents investment of cash collateral received from securities on loan.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN

----------------------------------------------------(Evergreen Icon Goes Here)
                    STATEMENTS OF ASSETS AND LIABILITIES
                                August 31, 1997
                                  (Unaudited)

                                                                            INSTITUTIONAL        INSTITUTIONAL       INSTITUTIONAL
                                                                             MONEY MARKET         TAX EXEMPT            TREASURY
                                                                                 FUND                FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities..............................................   $1,569,801,252       $ 370,253,404       $  396,223,283
  Investments in repurchase agreements...................................       35,996,339                   0        1,157,443,506
-----------------------------------------------------------------------------------------------------------------------------------
  Investments at market value (identified cost-- $1,605,797,591,
    $370,253,404 and $1,553,666,789 respectively)........................   $1,605,797,591       $ 370,253,404       $1,553,666,789
  Cash...................................................................                0              58,772                    0
  Interest receivable....................................................       10,404,231           2,259,243            9,634,184
  Receivable for Fund shares sold........................................                0                   0            6,477,490
  Unamortized organization expenses......................................           11,561              11,561               11,561
  Prepaid expenses and other assets......................................           24,917              26,107               29,217
-----------------------------------------------------------------------------------------------------------------------------------
    Total assets.........................................................    1,616,238,300         372,609,087        1,569,819,241
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
  Payable for securities on loan.........................................                0                   0          177,250,301
  Payable for investments purchased......................................                0          10,086,200                    0
  Payable for Fund shares redeemed.......................................          997,361                   0            6,504,489
  Dividends payable......................................................        5,370,631             888,079            5,477,989
  Distribution fee payable...............................................          284,179               9,644              202,799
  Accrued Trustees' fees and expenses....................................            6,095               2,848                5,875
  Due to related parties.................................................          230,685               9,861              177,206
  Accrued expenses and other liabilities.................................          131,555              65,861              166,800
-----------------------------------------------------------------------------------------------------------------------------------
    Total liabilities....................................................        7,020,506          11,062,493          189,785,459
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS...............................................................   $1,609,217,794       $ 361,546,594       $1,380,033,782
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY
  Paid-in capital........................................................   $1,609,351,600       $ 361,578,711       $1,380,033,782
  Accumulated net realized loss on investments...........................         (133,806)            (32,117)                   0
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL NET ASSETS.....................................................   $1,609,217,794       $ 361,546,594       $1,380,033,782
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
  Institutional Shares...................................................   $  868,086,320       $ 337,360,380       $  797,643,521
  Institutional Service Shares...........................................      741,131,474          24,186,214          582,390,261
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            $1,609,217,794       $ 361,546,594       $1,380,033,782
-----------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING
  Institutional Shares...................................................      868,136,637         337,389,547          797,643,521
  Institutional Service Shares...........................................      741,214,963          24,189,164          582,390,261
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
  Institutional Shares...................................................   $         1.00       $        1.00       $         1.00
-----------------------------------------------------------------------------------------------------------------------------------
  Institutional Service Shares...........................................   $         1.00       $        1.00       $         1.00
-----------------------------------------------------------------------------------------------------------------------------------

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
(Evergreen Icon Appears Here)---------------------------------------------------
                            STATEMENTS OF OPERATIONS
                        Six Months ended August 31, 1997
                                  (Unaudited)

                                                                               INSTITUTIONAL      INSTITUTIONAL       INSTITUTIONAL
                                                                               MONEY MARKET        TAX EXEMPT           TREASURY
                                                                                   FUND               FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest..................................................................   $41,302,364         $ 5,007,379         $31,408,361
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
  Management fee............................................................     1,086,227             201,366             850,167
  Distribution Plan expenses................................................       922,620              22,716             598,628
  Administrative services fees..............................................       257,554              48,073             201,817
  Custodian fees............................................................       140,202              42,193             136,240
  Registration and filing fees..............................................        71,195              65,398             150,742
  Professional fees.........................................................        11,720               9,822              10,823
  Transfer agent fees.......................................................        11,593               6,648               7,315
  Trustees' fees and expenses...............................................         7,036               2,495               5,946
  Organization expenses.....................................................         1,381               1,381               1,381
  Other.....................................................................        20,501               5,846              19,323
  Fee waivers and/or expense reimbursements.................................      (230,366 )          (249,533)           (461,779)
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses..........................................................     2,299,663             156,405           1,520,603
  Less: Indirectly paid expenses............................................       (15,593 )            (6,081)             (9,741)
-----------------------------------------------------------------------------------------------------------------------------------
    Net expenses............................................................     2,284,070             150,324           1,510,862
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income.......................................................    39,018,294           4,857,055          29,897,499
Net realized loss on investments............................................      (131,956 )           (20,697)                  0
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................   $38,886,338         $ 4,836,358         $29,897,499
-----------------------------------------------------------------------------------------------------------------------------------

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
----------------------------------------------------(Evergreen Icon Goes Here)
                      STATEMENTS OF CHANGES IN NET ASSETS
                        Six Months ended August 31, 1997
                                  (Unaudited)

                                                                            INSTITUTIONAL        INSTITUTIONAL       INSTITUTIONAL
                                                                             MONEY MARKET         TAX EXEMPT            TREASURY
                                                                                 FUND                FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net investment income..................................................   $   39,018,294       $   4,857,055       $   29,897,499
  Net realized loss on investments.......................................         (131,956)            (20,697)                   0
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations.................       38,886,338           4,836,358           29,897,499
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
  Institutional Shares...................................................      (19,688,580)         (4,553,396)         (17,608,374)
  Institutional Service Shares...........................................      (19,329,714)           (303,659)         (12,289,125)
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders..................................      (39,018,294)         (4,857,055)         (29,897,499)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold..............................................    4,366,452,876         526,826,791        2,609,682,090
  Proceeds from reinvestment of distributions............................       10,207,328             110,715            2,866,523
  Payment for shares redeemed............................................   (4,209,935,389)       (385,789,129)      (2,109,655,703)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase from capital share transactions.........................      166,724,815         141,148,377          502,892,910
-----------------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets.......................................      166,592,859         141,127,680          502,892,910
NET ASSETS
  Beginning of period....................................................    1,442,624,935         220,418,914          877,140,872
-----------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD..........................................................   $1,609,217,794       $ 361,546,594       $1,380,033,782
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income......................................   $            0       $           0       $            0
-----------------------------------------------------------------------------------------------------------------------------------

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
(Evergreen Icon Appears Here)---------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                         Period Ended February 28, 1997

                                                                            INSTITUTIONAL        INSTITUTIONAL       INSTITUTIONAL
                                                                             MONEY MARKET         TAX EXEMPT            TREASURY
                                                                                FUND*               FUND**               FUND**
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net investment income..................................................   $   12,167,807       $   1,737,234       $    6,801,751
  Net realized loss on investments.......................................           (1,850)            (11,420)                   0
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations.................       12,165,957           1,725,814            6,801,751
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
  Institutional Shares...................................................       (5,904,325)         (1,587,125)          (3,493,244)
  Institutional Service Shares...........................................       (6,263,482)           (150,109)          (3,308,507)
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders..................................      (12,167,807)         (1,737,234)          (6,801,751)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold..............................................    2,578,642,264         462,534,674        1,671,272,107
  Proceeds from reinvestment of distributions............................        3,216,759               2,873              809,212
  Payment for shares redeemed............................................   (1,139,232,248)       (242,107,223)        (794,940,457)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from capital share
      transactions.......................................................    1,442,626,775         220,430,324          877,140,862
-----------------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets.......................................    1,442,624,925         220,418,904          877,140,862
NET ASSETS
  Beginning of period....................................................               10                  10                   10
-----------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD..........................................................   $1,442,624,935       $ 220,418,914       $  877,140,872
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income......................................   $            0       $           0       $            0
-----------------------------------------------------------------------------------------------------------------------------------

 * The Fund commenced operations on November 19, 1996.
** The Fund commenced operations on November 20, 1996.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN

----------------------------------------------------(Evergreen Icon Goes Here)


               COMBINED NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

The Evergreen Institutional Money Market Funds consist of Evergreen Institutional Money Market Fund ("Institutional Money Market Fund"), Evergreen Institutional Tax Exempt Money Market Fund ("Institutional Tax Exempt Fund") and Evergreen Institutional Treasury Money Market Fund ("Institutional Treasury Fund"), known collectively as the "Funds". The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act") as diversified series of open-end management investment companies. Institutional Money Market Fund and Institutional Treasury Fund are separate investment series of Evergreen Money Market Trust. Institutional Tax Exempt Fund is a separate investment series of The Evergreen Municipal Trust.

The Funds offer Institutional Shares and Institutional Service Shares sold at net asset value. Institutional Service Shares pay an ongoing distribution fee.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES
Portfolio securities are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a straight-line amortization of any discount or premium.

B. REPURCHASE AGREEMENTS
Each Fund may enter in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. SECURITIES LENDING
In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial organizations. The Funds' investment adviser will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 30% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest the collateral in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans.

D. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Funds record when-issued or delayed delivery transactions on the trade date and will establish and maintain a segregated account with the custodian containing qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

F. FEDERAL INCOME TAXES
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

G. DISTRIBUTIONS
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

H. CLASS ALLOCATIONS
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under a distribution plan for the Institutional Service Shares.

                                    EVERGREEN

(Evergreen Icon Appears Here)---------------------------------------------------
               COMBINED NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                  (CONTINUED)

I. ORGANIZATION EXPENSES
Organization expenses are amortized to operations over a five-year period on a straight-line basis from commencement of operations. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

2. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with a par value of $0.001 authorized. Shares of beneficial interest of the Funds are currently divided into Institutional Shares and Institutional Service Shares. Transactions in shares of beneficial interest (valued at $1.00 per share) for each Fund were as follows:

INSTITUTIONAL MONEY MARKET FUND

                                                                                     NOVEMBER 19, 1996
                                                                   SIX MONTHS         (COMMENCEMENT OF
                                                                      ENDED         CLASS OPERATIONS) TO
                                                                 AUGUST 31, 1997     FEBRUARY 28, 1997
--------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold...................................................    1,728,770,162           850,921,063
Shares issued in reinvestment of distributions................        1,820,451                24,669
Shares redeemed...............................................   (1,437,785,836 )        (275,613,872)
--------------------------------------------------------------------------------------------------------
Net increase..................................................      292,804,777           575,331,860
--------------------------------------------------------------------------------------------------------

                                                                                     NOVEMBER 26, 1996
                                                                   SIX MONTHS         (COMMENCEMENT OF
                                                                      ENDED         CLASS OPERATIONS) TO
                                                                 AUGUST 31, 1997     FEBRUARY 28, 1997
--------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES
Shares sold...................................................    2,637,682,714         1,727,721,201
Shares issued in reinvestment of distributions................        8,386,877             3,192,090
Shares redeemed...............................................   (2,772,149,553 )        (863,618,376)
--------------------------------------------------------------------------------------------------------
Net increase (decrease).......................................     (126,079,962 )         867,294,915
--------------------------------------------------------------------------------------------------------

INSTITUTIONAL TAX EXEMPT FUND

                                                                                     NOVEMBER 20, 1996
                                                                   SIX MONTHS         (COMMENCEMENT OF
                                                                      ENDED         CLASS OPERATIONS) TO
                                                                 AUGUST 31, 1997     FEBRUARY 28, 1997
--------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold...................................................      461,961,155           356,334,234
Shares issued in reinvestment of distributions................           83,081                    --
Shares redeemed...............................................     (330,788,280 )        (150,200,643)
--------------------------------------------------------------------------------------------------------
Net increase..................................................      131,255,956           206,133,591
--------------------------------------------------------------------------------------------------------


                                                                                     NOVEMBER 25, 1996
                                                                   SIX MONTHS         (COMMENCEMENT OF
                                                                      ENDED         CLASS OPERATIONS) TO
                                                                 AUGUST 31, 1997     FEBRUARY 28, 1997
--------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES
Shares sold...................................................       64,865,636           106,200,440
Shares issued in reinvestment of distributions................           27,634                 2,873
Shares redeemed...............................................      (55,000,849 )         (91,906,580)
--------------------------------------------------------------------------------------------------------
Net increase..................................................        9,892,421            14,296,733
--------------------------------------------------------------------------------------------------------

                                    EVERGREEN

----------------------------------------------------(Evergreen Icon Goes Here)
               COMBINED NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                  (CONTINUED)

INSTITUTIONAL TREASURY FUND

                                                                                     NOVEMBER 20, 1996
                                                                   SIX MONTHS         (COMMENCEMENT OF
                                                                      ENDED         CLASS OPERATIONS) TO
                                                                 AUGUST 31, 1997     FEBRUARY 28, 1997
--------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold...................................................    1,338,878,666           684,739,426
Shares issued in reinvestment of distributions................          110,960                29,404
Shares redeemed...............................................     (909,117,509 )        (316,997,426)
--------------------------------------------------------------------------------------------------------
Net increase..................................................      429,872,117           367,771,404
--------------------------------------------------------------------------------------------------------

                                                                                     NOVEMBER 27, 1996
                                                                   SIX MONTHS         (COMMENCEMENT OF
                                                                      ENDED         CLASS OPERATIONS) TO
                                                                 AUGUST 31, 1997     FEBRUARY 28, 1997
--------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES
Shares sold...................................................    1,270,803,424           986,532,681
Shares issued in reinvestment of distributions................        2,755,563               779,808
Shares redeemed...............................................   (1,200,538,194 )        (477,943,031)
--------------------------------------------------------------------------------------------------------
Net increase..................................................       73,020,793           509,369,458
--------------------------------------------------------------------------------------------------------

3. SECURITIES TRANSACTIONS

The Institutional Treasury Money Market Fund loaned securities during the six months ended August 31, 1997 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. The Fund received cash as collateral against the loaned securities in an amount at least equal to 100% of the market value of the loaned securities at the inception of each loan. The Fund monitors the adequacy of the collateral daily and will require the broker to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. At August 31, 1997, the value of securities on loan and the value of collateral amounted to $173,843,996 and $174,918,750, respectively. During the six months ended August 31, 1997, the Fund earned $91,935 in income from securities lending transactions.

As of February 28, 1997, the Institutional Money Market and Institutional Tax Exempt Funds had capital loss carryovers for federal income tax purposes of $1,850 and $11,420, respectively, expiring in the year 2005.

4. DISTRIBUTION PLANS

Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as the principal underwriter to the Funds.

Each Fund has adopted a Distribution Plan (the "Plan") for its Institutional Service Shares as allowed by Rule 12b-1 of the 1940 Act. The Plan permits each Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". Under the terms of the Plan, the Funds incur distribution-related and shareholder servicing expenses which may not exceed 0.25% of the average daily net asset value of each Fund's outstanding Institutional Service Shares. Distribution Plan expenses are calculated daily and paid monthly.

EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Fund. EKD intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that, payment thereof by the Institutional Service Shares would be within permitted limits.

                                    EVERGREEN

(Evergreen Icon Appears Here)---------------------------------------------------
               COMBINED NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                  (CONTINUED)

5. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS
The Capital Management Group ("CMG") of First Union National Bank of North Carolina ("FUNB") serves as the investment adviser to the Funds. FUNB is a subsidiary of First Union Corporation ("First Union"). CMG is paid a fee computed daily and paid monthly at an annual rate of 0.15% of the average daily net asset value of each Fund.

For the six months ended August 31, 1997, CMG voluntarily waived and reimbursed expenses as follows:

                                                          MANAGEMENT    ADMINISTRATION     EXPENSES
                                                          FEE WAIVER      FEE WAIVER      REIMBURSED
----------------------------------------------------------------------------------------------------
Institutional Money Market Fund........................    $230,366        $      0         $    0
Institutional Tax Exempt Fund..........................     201,366          39,282          8,885
Institutional Treasury Fund............................     461,779               0              0

CMG can modify or discontinue these voluntary waivers and reimbursements at any time.

Evergreen Keystone Investment Services, Inc. ("EKIS"), a wholly-owned subsidiary of FUNB, serves as the administrator for each Fund. Prior to March 11, 1997, Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly-owned subsidiary of FUNB, was the administrator. Furman Selz LLC ("Furman Selz") was the sub-administrator through December 31, 1996. Effective January 1, 1997, BISYS acquired Furman Selz' mutual fund unit and accordingly BISYS became sub-administrator. The administrator and sub-administrator for each Fund is entitled to an annual fee based on the average daily net assets of the funds administered by EKIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of each Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to .004% as net assets increase, to the average daily net asset value of each Fund.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. As sub-administrator, BISYS compensates the officers of the Funds.

During the six months ended August 31, 1997, the Funds paid or accrued to EKIS the following amounts for certain administrative services:

Institutional Money Market Fund..............................   $212,261
Institutional Tax Exempt Fund................................     39,282
Institutional Treasury Fund..................................    166,110

Effective May 5, 1997, Evergreen Keystone Service Company ("EKSC"), a wholly-owned subsidiary of FUNB, serves as the transfer and dividend disbursing agent for the Funds. Prior to that date, State Street Bank and Trust Company ("State Street") provided the transfer and dividend disbursing services.

6. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

7. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of duties as a Trustee. Each Trustee's deferred balances are allocated to deferral accounts which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Keystone Funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund's Trustees's fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000. As of August 31, 1997, the value of the Trustees deferral account was as follows:

Institutional Money Market Fund................................   $4,096
Institutional Tax Exempt Fund..................................    2,348
Institutional Treasury Fund....................................    3,672

8. FINANCING AGREEMENT

On October 31, 1996, a financing agreement between all of the Evergreen Funds and State Street, Societe Generale and ABN Amro Bank N.V. (collectively, the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly between the Banks. Borrowings under this facility bear interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. State Street acts as agent for the Banks, and as agent is entitled to a fee of $15,000 which is allocated to all of the Evergreen Funds. During the six months ended August 31, 1997, the Funds had no borrowings under this agreement.

This brochure must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

          -----------------------------
                  |
            NOT   |   May lose value
           FDIC   |   No bank guarantee
          INSURED |
         -------------------------------

            Evergreen Funds Distributor, Inc.

                                               540713 Rev.01
                                                      10/97